Borrowings	12 Months Ended
Mar. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Borrowings
Borrowings

We borrow money primarily in the form of bonds and bank loans. These are for a fixed term and may have fixed or floating interest rates or are linked to RPI. As indicated in note 16, we use derivatives to manage risks associated with interest rates and foreign exchange. Further details on our net debt can be found in note 27.

Our strategy in action
Our price controls and rate plans require us to fund our networks within a certain ratio of debt to equity and, as a result, we have issued a significant amount of debt. As we continue to invest in our networks, the value of debt is expected to increase over time. To maintain a strong balance sheet and to allow us to access capital markets at commercially acceptable interest rates, we balance the amount of debt we issue with the value of our assets, and take account of certain other metrics used by credit rating agencies.

Borrowings, which include interest-bearing and inflation-linked debt and overdrafts, are recorded at their initial fair values which normally reflect the proceeds received, net of direct issue costs less any repayments. Subsequently these are stated at amortised cost, using the effective interest method. Any difference between the proceeds after direct issue costs and the redemption value is recognised over the term of the borrowing in the income statement using the effective interest method.

	2018	2017
	£m	£m
Current
Bank loans	2,020	1,339
Bonds	2,156	2,209
Commercial paper	206	1,881
Finance leases	64	66
Other loans	1	1
	4,447	5,496
Non-current
Bank loans	2,384	2,343
Bonds	19,418	20,368
Finance leases	207	242
Other loans	169	189
	22,178	23,142
Total borrowings	26,625	28,638
20. Borrowings continued

Total borrowings are repayable as follows:

	2018	2017
	£m	£m
Less than 1 year	4,447	5,496
In 1 to 2 years	1,694	1,941
In 2 to 3 years	2,347	1,821
In 3 to 4 years	1,873	2,453
In 4 to 5 years	1,469	1,921
More than 5 years:
By instalments	1,010	1,043
Other than by instalments	13,785	13,963
	26,625	28,638

The fair value of borrowings at 31 March 2018 was £30,164 million (2017: £32,239 million). Where market values were available, fair value of borrowings (Level 1) was £13,018 million (2017: £12,547 million). Where market values were not available, fair value of borrowings (Level 2) was £17,146 million (2017: £19,692 million), calculated by discounting cash flows at prevailing interest rates. The notional amount outstanding of the debt portfolio at 31 March 2018 was £26,363 million (2017: £28,310 million).

The assets of the Colonial Gas Company and the Niagara Mohawk Power Corporation and certain gas distribution assets of the Narragansett Electric Company are subject to liens and other charges and are provided as collateral over borrowings totalling £392 million at 31 March 2018 (2017: £440 million).

Collateral is placed with or received from any counterparty where we have entered into a credit support annex to the ISDA Master Agreement once the current mark-to-market valuation of the trades between the parties exceeds an agreed threshold. Included in current bank loans is £878 million (2017: £709 million) in respect of cash received under collateral agreements. For further details of our borrowing facilities, refer to note 31. For further details of our bonds in issue, please refer to the debt investor section of our website. Unless included herein, the information on our website is unaudited.

Assets held under finance leases are recognised at their fair value or, if lower, the present value of the minimum lease payments on inception. The corresponding liability is recognised as a finance lease obligation within borrowings. Rental payments are apportioned between finance costs and reduction in the finance lease obligation, so as to achieve a constant rate of interest.

Assets held under finance leases are depreciated over the shorter of their useful life and the lease term.

Finance lease obligations

	2018	2017
	£m	£m
Gross finance lease liabilities are repayable as follows:
Less than 1 year	64	66
1 to 5 years	177	213
More than 5 years	72	89
	313	368
Less: finance charges allocated to future periods	(42)	(60)
	271	308
The present value of finance lease liabilities is as follows:
Less than 1 year	64	66
1 to 5 years	144	174
More than 5 years	63	68
	271	308

Unaudited commentary on borrowings

As at 31 March 2018, total borrowings of £26,625 million (2017: £28,638 million) including bonds, bank loans, commercial paper, collateral, finance leases and other debt had decreased by £2,013 million. We expect to repay £4,447 million of our total borrowings in the next 12 months including commercial paper, collateral and interest, and to fund this repayment through the capital and money markets and surplus cash. The average long-term debt maturity of the portfolio is 11 years (2017: 11 years). Further information on our bonds can be found in the debt investor section of our website. Unless included herein, the information on our website is unaudited.